Finance Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Result
Finance income	€ 9,678	€ 9,934	€ 5,841
Finance cost from Senior Unsecured Notes	(65,189)	(73,491)	(72,783)
Finance cost from senior debt	(193,183)	(168,332)	(161,624)
Finance cost from sale of receivables (note 13)	(3,973)	(4,885)	(6,512)
Capitalized interest	8,839	13,019	9,795
Other finance costs	(9,838)	(11,140)	(9,211)
Finance costs	(263,344)	(244,829)	(240,335)
Change in fair value of financial derivatives (note 30)	(3,752)	(7,610)	(25,206)
Impairment and gains / (losses) on disposal of financial instruments	(18,844)
Exchange differences	(11,472)	8,916	(12,140)
Finance result	€ (287,734)	€ (233,589)	€ (271,840)
Minimum
Finance Result
Capitalized interest rate (as a percent)	4.26%	4.80%
Maximum
Finance Result
Capitalized interest rate (as a percent)	4.87%	5.20%